Basis of Preparation and Other Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Basis of Preparation and Other Significant Accounting Policies [Abstract]
Basis of preparation and other significant accounting policies

Note 2. Basis of preparation and other significant accounting policies

The consolidated financial statements as of December 31, 2024, and 2023 and for the years ended December 31, 2024, 2023 and 2022 have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments and financial instruments measured at fair value and for non-current assets and groups of assets held for disposal, measured at the lower of their carrying amount or their fair value less costs to sell.

The Éxito Group has prepared the financial statements on the basis that it will continue to operate as a going concern.

Certain figures included in the statement of cash flows and in notes 15.2, 15.3, 23, 24, 28, 29, and 31 to the financial statements as of December 2023 and 2022 (for comparative purposes) were disaggregated, providing greater detail for users.